Trade and other receivables - Risk exposure and expected losses (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade and other current receivables	€ 12,873	€ 14,101
Expected loss (% net of counterpart risk mitigation factors)	20.10%	18.30%
Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 16,119	€ 17,251
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(3,246)	(3,150)
Performing receivables | Low risk
Trade and other receivables
Trade and other current receivables	€ 4,756	€ 5,231
Expected loss (% net of counterpart risk mitigation factors)	0.30%	0.20%
Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 4,769	€ 5,240
Performing receivables | Low risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(13)	(9)
Performing receivables | Medium Risk
Trade and other receivables
Trade and other current receivables	€ 3,453	€ 3,816
Expected loss (% net of counterpart risk mitigation factors)	0.10%	0.10%
Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,457	€ 3,819
Performing receivables | Medium Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(4)	(3)
Performing receivables | High Risk
Trade and other receivables
Trade and other current receivables	€ 1,449	€ 1,936
Expected loss (% net of counterpart risk mitigation factors)	1.10%	2.60%
Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 1,465	€ 1,980
Performing receivables | High Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(16)	(44)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	€ 1,776	€ 1,601
Expected loss (% net of counterpart risk mitigation factors)	58.90%	62.50%
Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 4,323	€ 3,838
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,547)	(2,237)
Eni gas e luce customers
Trade and other receivables
Trade and other current receivables	€ 1,439	€ 1,517
Expected loss (% net of counterpart risk mitigation factors)	31.60%	36.10%
Eni gas e luce customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,105	€ 2,374
Eni gas e luce customers | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(666)	(857)
Business customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	7,040	8,541
Business customers | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,922	2,454
Business customers | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	2,882	3,585
Business customers | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	840	1,152
Business customers | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,396	1,350
National oil companies and public administrations | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,627	4,338
National oil companies and public administrations | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,201	1,292
National oil companies and public administrations | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	472	157
National oil companies and public administrations | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	244	672
National oil companies and public administrations | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	2,710	2,217
Other counterparties | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,452	4,372
Other counterparties | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,646	1,494
Other counterparties | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	103	77
Other counterparties | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	381	156
Other counterparties | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	217	271
Other counterparties | Eni gas e luce customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,105	€ 2,374